Document and Entity Information	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-40492
Entity Registrant Name	Femasys Inc.
Entity Central Index Key	0001339005
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3713499
Entity Address, Address Line One	3950 Johns Creek Court
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	770
Local Phone Number	500-3910
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FEMY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false